Risk management - Credit risk - Other credit risk aspects and management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) customer	Dec. 31, 2020 MXN ($) customer	Dec. 31, 2019 MXN ($)
Concentration of risk
Financing granted in excess of Basic Capital threshold	$ 0	$ 0
Percentage of customer loans that are secured	71.00%
Mortgages to individuals as a percentage of net customer loans	28.00%
Percentage of sovereign risk exposure concentrated in short-term and medium-term maturities	48.00%
Increase of loans and advances to customers (as a percent)	0.80%
Amount of non-performing loans	$ 22,653
Decrease of non-performing loans (as a percent)	3.00%
Non-performing loans ratio (as a percent)	2.73%
Decrease of non-performing loans ratio (as a percent)	0.07%
Amount of allowance for loan losses	$ 21,035
Increase (decrease) of allowance for loan losses (as a percent)	18.00%
Impairment losses on financial assets	$ 19,229	21,799	$ 19,220
Increase (decrease) of impairment loss on financial assets ( as a percent)	11.70%
Financial assets at amortized cost category
Concentration of risk
Impairment losses on financial assets	$ 19,229	21,731	19,220
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Concentration of risk
Post-model adjustments or overlay	0	1,458
Impairment losses on financial assets	$ (21,949)	(25,184)	$ (21,673)
Financial assets at amortized cost category | Loans and advances - Customers | Impairment overlay | Impairment losses
Concentration of risk
Post-model adjustments or overlay		$ 845
Credit risk | Maximum
Concentration of risk
Concentration risk, percentage of Basic Capital	40.00%	40.00%
Credit risk | Three main debtors or groups of individuals
Concentration of risk
Number of debtors | customer	3	3
Concentration of credit risk	$ 44,816	$ 40,955
Concentration risk, percentage of Basic Capital	31.56%	36.59%
Credit risk | Debtors granted two loans
Concentration of risk
Number of loans | customer	2
Credit risk | Debtors granted loan one
Concentration of risk
Concentration of credit risk	$ 51,000
Credit risk | Debtors granted loan one | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%
Credit risk | Debtors granted loan two
Concentration of risk
Concentration of credit risk	$ 16,489
Credit risk | Debtors granted loan two | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%